Long-term debt	12 Months Ended
Dec. 31, 2021
Long-term debt
Long-term debt

12.   Long-term debt

	As of
	December 31,
(in thousands of U.S. dollars)	2021	2020
Lampung facility:
Export credit tranche	$64,437	$79,324
FSRU tranche	14,688	18,635
$385 million facility:
Commercial tranche	211,774	230,705
Export credit tranche	37,833	44,500
Revolving credit tranche	63,050	48,300
Outstanding principal	391,782	421,464
Lampung facility unamortized debt issuance cost	(2,751)	(2,999)
$385 million facility unamortized debt issuance costs	(2,959)	(3,876)
Total debt	386,072	414,589
Less: Current portion of long-term debt	(46,385)	(59,119)
Long-term debt	$339,687	$355,470

Lampung facility

In September 2013, PT Höegh (the “Borrower”) entered into a secured $299 million term loan facility (as amended, the “Lampung facility”) with a syndicate of banks and an export credit agency for the purpose of financing a portion of the construction of the PGN FSRU Lampung and the Mooring. On December 24, 2021, the commercial tranche’s outstanding amount of $15.5 million was refinanced in full and the Lampung facility was amended and restated. The Partnership is the guarantor for the Lampung facility. The term loan facility includes the commercial tranche, also referred to as the FSRU tranche, and the export credit tranche. The interest rates vary by tranche.

The refinanced FSRU tranche has an interest rate of three months LIBOR plus a margin of 3.75%. The interest rate for the export credit tranche is three months LIBOR plus a margin of 2.3%. The refinanced FSRU tranche and the export credit tranche are repayable and will amortize with equal quarterly installments to zero by June 2026, subject to a cash sweep mechanism. The weighted average interest rate, including the amortization of debt issuance costs and excluding the impact of the associated interest rate swaps, for the years ended December 31, 2021 and 2020 was 3.9% and 4.7% respectively.

The primary financial covenants under the Lampung facility are as follows:

●	Borrower must maintain a minimum debt service coverage ratio of 1.10 to 1.00 for the preceding nine-month period tested on each quarterly repayment date;
●	The Partnership’s consolidated book equity must be greater than the higher of (i) $200 million and (ii) 25% of total assets; and
●	The Partnership’s consolidated working capital (current assets, excluding marked-to-market value of any financial derivative, less current liabilities, excluding marked-to-market value of any financial derivative and the current portion of interest-bearing debt) shall at all times be greater than zero
●	The Partnership’s consolidated free liquid assets (cash and cash equivalents or available draws on credit facilities) must equal or exceed the higher of;
◾	$15 million, and
◾	$2.5 million multiplied by the number of vessels owned or leased by the Partnership (prorated for partial ownership), subject to a cap of $20 million

The refinanced Lampung facility includes certain restrictions on the use of cash generated by PGN FSRU Lampung as well as a cash sweep mechanism. Until the pending arbitration with the charterer of the PGN FSRU Lampung has been terminated, cancelled or favorably resolved, no shareholder loans may be serviced and no dividends may be paid to the Partnership by the Borrower under the Lampung facility. Furthermore, each quarter, 50% of the PGN FSRU Lampung’s generated cash flow after debt service must be applied to pre-pay outstanding loan amounts under the refinanced Lampung facility, applied pro rata across the FSRU and export tranches. The remaining 50% will be retained by the Borrower and pledged in favor of the lenders until the pending arbitration with the charterer of the PGN FSRU Lampung has been terminated, cancelled or favorably resolved. As a consequence, no cash flow from the PGN FSRU Lampung will be available for the Partnership until the pending arbitration has been terminated, cancelled or favorably resolved. This limitation does not prohibit the Partnership from paying distributions to preferred and common unitholders.

In addition, a security maintenance ratio based on the aggregate market value of the PGN FSRU Lampung and any additional security must be at least 120% of the aggregate outstanding loan balance.

As of December 31, 2021 and 2020, the Borrower and the guarantor were in compliance with the financial covenants.

All project agreements and guarantees are assigned to the bank syndicate and the export credit agent and all cash accounts and the shares in PT Höegh and Höegh Lampung are pledged in favor of the bank syndicate and the export credit agent.

The Lampung facility requires cash reserves that are held for specifically designated uses, including working capital, operations and maintenance and debt service reserves. Distributions are subject to “waterfall” provisions that allocate revenues to specified priorities of use (such as operating expenses, scheduled debt service, targeted debt service reserves and any other reserves) with the remaining cash being distributable only on certain dates and subject to satisfaction of certain conditions, including meeting a 1.20 historical debt service coverage ratio, no default or event of default then continuing or resulting from such distribution and the guarantor not being in breach of the financial covenants applicable to it. The Lampung facility limits, among other things, the ability of the Borrower to change its business, sell or grant liens on its property including the PGN FSRU Lampung, incur additional indebtedness or guarantee other indebtedness, make investments or acquisitions, enter into intercompany transactions and make distributions.

$385 million facility

On January 29, 2019, the Partnership entered into a loan agreement with a syndicate of banks to refinance the outstanding balances of the Prior Gallant/Grace facility. Höegh LNG Partners LP is the borrower (the “Borrower”) for the senior secured term loan and revolving credit facility (the “$385 million facility”). The aggregate borrowing capacity is $320 million on the senior secured term loan and $63 million on the revolving credit tranche. Hoegh LNG Cyprus Limited, which owns the Höegh Gallant, and Höegh LNG FSRU IV Ltd., the owner of the Höegh Grace (collectively, the “Vessel Owners”), and Höegh LNG Colombia S.A.S., are guarantors for the facility (collectively, the “guarantors”). The facility is secured by, among other things, a first priority mortgage of the Höegh Gallant and the Höegh Grace, an assignment of the Hoegh LNG Cyprus Limited’s, Höegh LNG FSRU IV Ltd.’s, Höegh LNG Colombia S.A.S.’s rights under their respective time charters and earnings and a pledge of the Borrower’s and Guarantor’s cash accounts. The Partnership and its subsidiaries have provided a pledge of shares in Hoegh LNG Cyprus Limited, Höegh LNG FSRU IV Ltd. and Höegh LNG Colombia S.A.S

The senior secured term loan related to the $385 million facility includes a commercial tranche and the export credit tranche. Each tranche is divided into two term loans for each of the Höegh Gallant and the Höegh Grace.

On January 31, 2019, the Partnership drew $320 million under the commercial and the export credit tranches on the $385 million facility to settle $303.2 million and $1.6 million of the outstanding balance and accrued interest, respectively, on the Prior Gallant/Grace facility and used proceeds of $5.5 million to pay arrangement fees due under the $385 million facility. The remaining proceeds of $9.6 million were used for general partnership purposes. On August 12, 2019, the Partnership drew $48.3 million under the revolving credit tranche of the $385 million facility of which $34.0 million was used to repay part of the outstanding balance on the $85 million revolving credit facility due to Höegh LNG. There were no draws during the year ended December 31, 2020. On September 3, 2021, the Partnership drew the remaining $14.7 million available on the revolving credit tranche of the $385 million facility.

The commercial tranche and the revolving credit tranche related to the $385 million facility have an interest rate of LIBOR plus a margin of 2.30%. The commitment fee on the undrawn portion of the revolving credit tranche is approximately 1.6%. The interest rate for the export credit tranche related to the $385 million facility have fixed interest rates and guarantee commissions of 3.98% and 3.88% on the term loans related to the Höegh Gallant and the Höegh Grace, respectively. The commercial tranche is repayable quarterly with a final balloon payment of $136.1 million due in January 2026. The term loans for export credit tranche related to the Höegh Gallant and the Höegh Grace are repayable in quarterly installments with the final payments in October 2026 and April 2028, respectively, assuming the balloon payments of the commercial tranches are refinanced. If not, the export credit agent can exercise a prepayment right for repayment of the total outstanding balance on both the terms loans of the export credit tranche of $9.5 million upon maturity of the commercial tranche. Any outstanding balance on the revolving credit facility is due in full in January 2026. The weighted average interest rate, including the amortization of debt issuance costs and excluding the impact of the associated interest rate swaps, for the years ended December 31, 2021 and 2020 was 2.6% and 3.4%, respectively.

The primary financial covenants under the $385 million facility are as follows:

●     The Partnership must maintain

o     Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of

●	25% of total assets, and
●	$150 million

o     Consolidated working capital (current assets, excluding intercompany receivables and marked-to-market value of any financial derivative, less current liabilities, excluding intercompany payables, marked-to-market value of any financial derivative and the current portion of long-term debt) shall at all times be greater than zero

o     Minimum liquidity (cash and cash equivalents and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of

●	$15 million, and
●	$2.5 million multiplied by the number of vessels owned or leased by the Partnership (prorated for partial ownership), subject to a cap of $20 million

o     A ratio of combined EBITDA for the Vessel Owners to debt service (principal repayments, guarantee commission, commitment fees and interest expense) for the preceding twelve months of a minimum of 115%

As of December 31, 2021 and 2020, the Borrower and the Vessel Owners were in compliance with the financial covenants.

In addition, a security maintenance ratio based on the aggregate market value of the Höegh Gallant, the Höegh Grace and any additional security must be at least 125% of the aggregate outstanding loan balance.

If the security maintenance ratio is not maintained, the relevant Borrower has 30 days to provide more security or to repay part of the loan to be in compliance with the ratio no later than 30 days after notice from the lenders.

The $385 million facility provides that if, by January 2024, a charter with a specified rate and backlog has not been obtained for the Höegh Gallant, the revolving credit tranche will be cancelled and early quarterly repayments will be due under the commercial tranche and the export credit tranche. The lenders under the facility have agreed that, provided the NFE Charter remains in effect on such date, it will satisfy the requirement of this provision and no cancellation or repayment will be required.

Under the $385 million facility, cash accounts are freely available for the use of the Borrower and the guarantors, unless there is an event of default. Events of default include, among other things, change of control of Höegh LNG or the Partnership due to the failure of Höegh LNG to own at least 25% of the Partnership’s common units. Cash can be distributed as dividends or to service loans of owners and affiliates provided that after the distribution the Borrower and the guarantors would remain in compliance with the financial covenants. The $385 million facility limits, among other things, the ability of the Borrower and the guarantors to change their business, grant liens on the Höegh Gallant or the Höegh Grace, incur additional indebtedness that is not pari passu with the $385 million facility, enter into intercompany debt that is not subordinated to the $385 million facility and for the Vessel Owners to make investments or acquisitions.

The principal on long-term debt outstanding as of December 31, 2021 was repayable as follows:

(in thousands of U.S. dollars)	Total
2022	$46,385
2023	43,747
2024	43,747
2025	43,748
2026	209,655
2027 and thereafter	4,500
Total	$391,782